Note 13 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2023	2022
Revolving Credit Facility	$977,110	$930,042
Senior Notes	518,982	506,533
Finance leases maturing at various dates through 2028	5,710	1,480
Other long-term debt maturing at various dates through 2028	837	1,044
	1,502,639	1,439,099

Less: current portion	1,796	1,360
Long-term debt - non-current	$1,500,843	$1,437,739

Schedule of Maturities of Long-Term Debt [Table Text Block]
For the year ended December 31,
2024	$1,796
2025	1,605
2026	1,181
2027	978,073
2028 and thereafter	519,984
$1,502,639